FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Forward Emerald Opportunities Fund

Forward Global Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Progressive Real Estate Fund

Sierra Club Stock Fund

Supplement dated October 17, 2007

(to the Forward Funds Investor and Institutional Class Shares Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2007)

Elimination of Redemption Fee

Effective November 1, 2007, Forward Funds will eliminate the 2.00% redemption fee imposed on shares sold or exchanged within 180 days of purchase (“Redemption Fee”). Effective November 1, 2007 all references to the Redemption Fee in the Prospectus and SAI, including references in the Shareholder Fees table for each fund, are deleted.

Effective November 1, 2007, the following information replaces the information under the heading “Policies Concerning Frequent Purchases And Redemptions” on page 88 of the Prospectus:

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. The monitoring process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. In the fourth quarter of 2007, the Funds expect to begin to receive sufficient transactional detail to enforce these policies with respect to all shareholders, including shares held in omnibus accounts. However, until the Funds actually begin receiving such information, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated. Fair valuing securities also is intended to protect Funds that invest in small cap securities, high yield bonds or other types of investments that are not frequently traded, which also can make such Funds the targets of market timers.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

FWD000837 1007SUP

FORWARD FUNDS

Forward Long/Short Credit Analysis Fund

Supplement dated October 17, 2007

(to the Forward Long/Short Credit Analysis Fund Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2007)

Elimination of Redemption Fee

Effective November 1, 2007, Forward Funds will eliminate the 2.00% redemption fee imposed on shares sold or exchanged within 180 days of purchase (“Redemption Fee”). Effective November 1, 2007 all references to the Redemption Fee in the Prospectus and SAI, including references in the Shareholder Fees table for each fund, are deleted.

Effective November 1, 2007, the following information replaces the information under the heading “Policies Concerning Frequent Purchases And Redemptions” on page 35 of the Prospectus:

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. The monitoring process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. In the fourth quarter of 2007, the Funds expect to begin to receive sufficient transactional detail to enforce these policies with respect to all shareholders, including shares held in omnibus accounts. However, until the Funds actually begin receiving such information, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated. Fair valuing securities also is intended to protect Funds that invest in small cap securities, high yield bonds or other types of investments that are not frequently traded, which also can make such Funds the targets of market timers.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

FWD000839 1007SUP

FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Emerald Growth Fund

Forward Hoover Small Cap Equity Fund

Forward Legato Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Forward International Small Companies Fund

Sierra Club Stock Fund

Supplement dated October 17, 2007

(to the Forward Funds Class A and Class C Shares Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2007)

Elimination of Redemption Fee

Effective November 1, 2007, Forward Funds will eliminate the 2.00% Redemption Fee imposed on shares sold or exchanged within 180 days of purchase (“Redemption Fee”). Effective November 1, 2007 all references to the Redemption Fee in the Prospectus and SAI, including references in the Shareholder Fees table for each fund, are deleted.

Effective November 1, 2007, the following information replaces the information under the heading “Policies Concerning Frequent Purchases And Redemptions” on page 74 of the Prospectus:

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. The monitoring process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. In the fourth quarter of 2007, the Funds expect to begin to receive sufficient transactional detail to enforce these policies with respect to all shareholders, including shares held in omnibus accounts. However, until the Funds actually begin receiving such information, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated. Fair valuing securities also is intended to protect Funds that invest in small cap securities, high yield bonds or other types of investments that are not frequently traded, which also can make such Funds the targets of market timers.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

FWD000838 1007SUP